STATEMENT OF OPERATIONS - Since Inception	4 Months Ended
Oct. 09, 2020 USD ($)
Revenues	$ 0
Cost of goods sold	0
Gross profit	0
Non-operating expenses
Interest income	1
Operating expenses	(12)
Total non-operating expenses, net	(11)
Net Income (Loss)	$ (11)